Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001501825
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2018